SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 955	$ 558
Work in process	425	904
Finished goods	1,468	305
Total	$ 2,848	$ 1,767